STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 06, 2022 shares	Jun. 07, 2021 USD ($) shares	Feb. 28, 2023 shares	Mar. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Oct. 20, 2022 shares	Nov. 08, 2021 shares	Oct. 31, 2021 shares
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)				50,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Aggregate purchase price | $				$ 214,200	$ 25,000	$ 284,424
Common stock, shares outstanding (in shares)							4,156,123
Common stock, shares issued (in shares)							10,805,877
Condition for future Business Combination threshold net tangible assets | $				$ 5,000,001		$ 5,000,001
Common stock, votes per share | Vote				1		1
Months to complete acquisition				21 months		18 months
Redemption period upon closure				10 days		10 days
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)				100.00%
Private Placement
STOCKHOLDERS' DEFICIT
Common stock, shares issued (in shares)								557,000	557,000
Sponsor
STOCKHOLDERS' DEFICIT
Obligation to redeem public shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Sponsor | Founder shares
STOCKHOLDERS' DEFICIT
Number of shares issued		4,312,500
Aggregate purchase price | $		$ 25,000
Shares subject to forfeiture									1,437,500
Common stock, shares outstanding (in shares)									2,875,000
Common Stock
STOCKHOLDERS' DEFICIT
Number of shares issued	30,000		20,000	20,000	2,875,000	30,000
Aggregate purchase price | $				$ 2	$ 288	$ 3
Common stock subject to possible redemption
STOCKHOLDERS' DEFICIT
Common stock subject to possible redemption, issued (in shares)				694,123	11,500,000	694,123
Common Stock Not Subject to Possible Redemption
STOCKHOLDERS' DEFICIT
Common stock, shares authorized (in shares)				50,000,000		50,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)				3,482,000		3,462,000
Common stock, shares issued (in shares)				3,482,000		3,462,000